Note 13 - Income Taxes - Income Tax Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
U.S. Federal, Current Income Tax Expense (Benefit)	$ 0	$ 830
U.S. Federal, Deferred Income Tax Expense (Benefit)	0	0
U.S. Federal, Net Income Tax Expense (Benefit)	0	830
State, Current Income Tax Expense (Benefit)	30,297	19,872
State, Deferred Income Tax Expense (Benefit)	0	0
State, Net Income Tax Expense (Benefit)	30,297	19,872
Total, Current Income Tax Expense (Benefit)	30,297	20,702
Total, Deferred Income Tax Expense (Benefit)	0	0
Income tax expense	$ 30,297	$ 20,702